Trade and other payables (Details) - CAD ($)	May 31, 2024	Aug. 31, 2023
Trade and other payables.
Trade payable	$ 2,014,037	$ 1,107,310
Sales taxes payable		62,398
Salaries and vacation payable	489,703	585,192
Trade and other payables	$ 2,503,740	$ 1,754,900